Commitments and Contingencies	9 Months Ended
Sep. 30, 2024
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

Commitments for property management fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of September 30, 2024:

Commitments for property management fees	RMB	US$
Remainder of 2024	1,724	246
2025	6,651	948
2026	5,641	804
2027	4,819	687
2028 and thereafter	22,560	3,214
	41,395	5,899

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of September 30, 2024:

Commitments for Licensed Copyrights and Produced Content	RMB	US$
Remainder of 2024	6,535,093	931,243
2025	5,973,967	851,283
2026	2,319,137	330,474
2027	1,297,800	184,935
2028 and thereafter	485,421	69,173
	16,611,418	2,367,108

Capital commitments

Future minimum payments under non-cancelable agreements for the purchase of fixed assets consist of the following as of September 30, 2024:

Capital commitment	RMB	US$
Remainder of 2024	12,383	1,765
2025	42,929	6,117
2026	28,542	4,067
2027	27,700	3,947
2028 and thereafter	52,036	7,415
	163,590	23,311

Litigation, claims and assessments

The Group is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of September 30, 2024. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, with certain restricted deposits used as security against certain lawsuits, among others. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group has accrued RMB38,605 and RMB18,145 (US$2,586) in “Accrued expenses” on the condensed consolidated balance sheets as of December 31, 2023 and September 30, 2024.

Starting in April 2020, the Group and certain of its current and former officers and directors were named as defendants in several putative securities class actions filed in federal court, which were purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of alleged misstatements and omissions in the Group’s public disclosure documents. In May 2021, these actions were consolidated under one case. In June 2021, lead plaintiffs filed the operative amended complaint. In July 2021, defendants filed motion to dismiss the case. Briefing on the motion to dismiss was completed on September 29, 2021. However, in light of the common questions of law and fact at issue in this case and a related action against Baidu, the Court terminated the motion to dismiss without prejudice and ordered a motion-to-dismiss briefing for the two cases under a new coordinated briefing schedule. In September 2024, the court granted defendant's motion to dismiss in its entirety with prejudice, and the case was closed. As a result, as of September 30, 2024, the Group did not record any liabilities for the loss contingencies pertaining to the cases described above.

The Group is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Group does not believe that, as of September 30, 2024, there was at least a reasonable possibility that the Group may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments made by the court and out-of-court settlements after September 30, 2024, but related to cases arising on or before September 30, 2024. The Group is in the process of appealing certain judgments for which losses have been accrued.